091-02366

RECEIVED

2007 DEC 11 PM 3:33

PHLX
PHILADELPHIA STOCK EXCHANGE

Listings/Market Watch

For Internal Use Only
SEC File No. 9-

Submit 1 Original and 9 Copies SEC / MR

[redacted]

07082597

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I Initial Listing Report

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
Philadelphia Stock Exchange Inc.

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
Open-end Management Investment Company

3. Class of New Derivative Securities Product:
Index Fund Shares

PROCESSED
DEC 19 2007
THOMSON FINANCIAL

4. Name of Underlying Instrument:
WisdomTree International Real Estate Index

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:
Narrow-Based

6. Ticker Symbol(s) of New Derivative Securities Product:
DRW

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
Australian SE, Hong Kong SE, London SE, Singapore SE, EN France SE, Spain SE, Swedish SE, Japan SE, Italian SE, Netherlands SE, EN Belgium SE, Xetera, New Zealand SE, Switzerland SE, Denmark SE, Finland SE, Athens SE

8. Settlement Methodology of New Derivative Securities Product:
Regular Way trades settle on T+3/Book entry only held in DTC

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II Execution

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:
Walt Smith

Title:
Vice President, Listings and Projects

Telephone Number:
(215) 496-5532

Manual Signature of Official Responsible for Form:
[signature]

Date:
12/10/07

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 11 2007

SEC 2449 (6-01)

PHLX
PHILADELPHIA STOCK EXCHANGE

RECEIVED
2007 DEC 11 PM 3:33
SEC / MR

December 10, 2007

Ms. Gail Jackson
Division of Market Regulation
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20003

Re: Form 19b-4(e) – Selected WisdomTree International Sector Fund

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, the Philadelphia Stock Exchange, Inc. submits the attached original and nine copies relating to the trading of the following ETF:

ETF	**Symbol**
WisdomTree International Real Estate Sector Fund	DRW

If you have any questions regarding this filing, please do not hesitate to call me at (215) 496-5275.

Sincerely,

Charlotte Northeast
Paralegal

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	DEC 11 200

END